SHARE CAPITAL	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SHARE CAPITAL

5. SHARE CAPITAL

Authorized

The Company is authorized to issue an unlimited number of common shares without par value.

As at March 31, 2025, the Company had issued and outstanding common shares of 41,542,703.

Issued and outstanding common shares

During the three months ended March 31, 2025, the Company:

a)	Issued 440,000 common shares related to commitments to issue shares, totaling a value of $126,659, to an officer and a consultant who rendered consulting services.
b)	Issued 437,500 common shares for proceeds of $125,470.

Omnibus share incentive plan

The Company established a 2024 Omnibus Share Incentive Plan (the “Plan”), on December 3, 2024, which provides for the granting of stock options, restricted stock units and other equity-based awards to employees, directors, and consultants. As of March 31, 2025, there have been no issuances under the Plan.

5. SHARE CAPITAL

Authorized

The Company is authorized to issue an unlimited number of common shares without par value.

As at December 31, 2024, the Company had issued and outstanding common shares of 40,665,203.

Issued and outstanding common shares

During the period ended December 31, 2024, the Company had the following share capital transactions:

a)	Issued 39,975,203 shares for proceeds of $963,963.
b)	Issued 690,000 shares in connection with the settlement of $103,500 of accounts payable.

Commitment to issue shares

During the period ended December 31, 2024, the Company recorded commitment to issue shares totaling $126,659 to officer and consultant who rendered professional services. The commitment to issue shares was settled through the issuance of 440,000 common shares subsequent to December 31, 2024.

Omnibus share incentive plan

The Company established a 2024 Omnibus Share Incentive Plan (the “Plan”), on December 3, 2024, which provides for the granting of stock options, restricted stock units and other equity-based awards to employees, directors, and consultants. As of December 31, 2024, there have been no issuances under the Plan.

Stock based compensation

The Company recognized stock-based compensation totalling $788,500 which represented the difference between fair value of the shares issued and cash consideration received from founders who subscribed to the private placement.